OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	¥ 19	$ (2)
Advance to hospitals-non current, impairment loss	102	15	¥ 0
Other	¥ 797	$ 116	¥ 361